NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of fair value of financial instruments

December 31,
2024
December 31, 2023	$—
Issuance of Warrant liabilities	625,606
Change in fair value	(245,980)
Gain on extinguishment	(379,626)
$—